Income Taxes (Tables)	6 Months Ended
Oct. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended October 31, 2024	For the six months ended October 31, 2025
	JPY	JPY	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	-	-	-
Deferred tax benefit	-	-	-
Total provision for income taxes	-	-	-

Schedule of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities are as follows:
	As of April 30, 2025	As of October 31, 2025
	JPY	JPY	USD
Deferred tax assets:		(Unaudited)	(Unaudited)
Net operating loss carry forward	438,955,724	492,558,887	3,197,396
Write-off of other receivable	15,005,181	15,005,181	97,405
Lease liabilities	960,129	5,158,767	33,488
Write-off of guaranteed money deposited	2,665,941	2,665,941	17,306
Temporary difference in depreciation	2,555,574	2,606,758	16,922
Bonus accrual	1,038,980	-	-
Deferred government grants	6,226,200	5,534,400	35,926
Others	1,480,835	385,322	2,501
Total deferred tax assets	468,888,564	523,915,256	3,400,944
Less: valuation allowance	(466,899,408)	(518,472,705)	(3,365,614)
Deferred tax assets, net of valuation allowance	1,989,156	5,442,551	35,330

Deferred tax liabilities:
Right-of-use assets – operating lease	(960,129)	(5,399,600)	(35,051)
Others	(1,029,027)	(42,951)	(279)
Total deferred tax liabilities	(1,989,156)	(5,442,551)	(35,330)
Net deferred tax assets	-	-	-